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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT Opportunistic EAFE Fund

SCHEDULE OF INVESTMENTS

January 31, 2013 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 98.0%
EUROPE — 62.8%
BELGIUM — 2.5%
Anheuser-Busch InBev NV	2,088	$181,162
TOTAL BELGIUM — (Cost $152,133)		181,162

FRANCE — 11.7%
Air Liquide SA	799	102,131
BNP Paribas SA	1,834	115,072
Safran SA	2,622	120,387
Sanofi SA	1,896	184,996
Schneider Electric SA	1,734	132,083
SCOR SE	3,898	112,205
Technip SA	825	89,458
TOTAL FRANCE — (Cost $704,116)		856,332

GERMANY — 4.5%
Adidas AG	1,298	120,638
Daimler AG	2,156	125,513
Fresenius Medical Care AG & Co.	1,142	80,523
TOTAL GERMANY — (Cost $293,897)		326,674

ITALY — 3.4%
Eni SpA	5,562	139,638
Prysmian SpA	5,142	110,033
TOTAL ITALY — (Cost $213,129)		249,671

NETHERLANDS — 1.8%
ING Groep NV *	13,125	132,750
TOTAL NETHERLANDS — (Cost $99,277)		132,750

NORWAY — 1.5%
DnB NOR ASA	7,960	111,323
TOTAL NORWAY — (Cost $88,669)		111,323

SWEDEN — 1.2%
Atlas Copco AB, A Shares	2,958	84,350
TOTAL SWEDEN — (Cost $74,544)		84,350

SWITZERLAND — 11.7%
Cie Financiere Richemont SA	1,413	116,217
Nestle SA, 144A	3,371	236,698
Novartis AG, 144A	2,550	173,727
Roche Holding AG	793	175,496
Syngenta AG, 144A	349	150,675
TOTAL SWITZERLAND — (Cost $715,735)		852,813

See Notes to Schedule of Investments.

1

	Shares	Value
COMMON STOCKS† — Continued
EUROPE — Continued
UNITED KINGDOM — 24.5%
BG Group PLC	8,587	$152,533
British American Tobacco PLC	2,531	131,785
British Sky Broadcasting Group PLC	9,219	119,529
HSBC Holdings PLC	24,824	282,171
Inmarsat PLC	11,888	121,611
Johnson Matthey PLC	2,398	86,107
Persimmon PLC	8,134	108,687
Petrofac, Ltd.	4,115	106,902
Prudential PLC	8,890	135,074
Rio Tinto PLC	2,626	148,268
Royal Dutch Shell, B Shares	4,629	168,416
Serco Group PLC	10,546	92,745
Spirax-Sarco Engineering PLC	1,576	56,440
Willis Group Holdings PLC	2,000	71,420
TOTAL UNITED KINGDOM — (Cost $1,550,254)		1,781,688
TOTAL EUROPE — (Cost $3,891,754)		4,576,763

JAPAN — 17.6%
Astellas Pharma, Inc.	2,000	101,810
Denso, Corp.	2,800	104,719
Fanuc Corp.	700	109,082
Lawson, Inc. (a)	1,400	101,504
Mitsubishi Estate Co. Ltd.	6,000	145,268
Mitsubishi UFJ Financial Group, Inc.	30,300	172,632
Mitsui Fudosan Co., Ltd.	6,000	137,066
Nikon Corp.	3,100	88,513
Nissan Motor Co., Ltd.	10,300	105,427
Sekisui House Ltd. (a)	9,000	99,010
Shin-Etsu Chemical Co., Ltd.	2,000	122,259
TOTAL JAPAN — (Cost $1,103,471)		1,287,290

LATIN AMERICA — 1.5%
MEXICO — 1.5%
Grupo Financiero Banorte SAB de CV, Series O	15,700	108,057
TOTAL MEXICO — (Cost $68,978)		108,057
TOTAL LATIN AMERICA — (Cost $68,978)		108,057

MIDDLE EAST — 1.6%
ISRAEL — 1.6%
Check Point Software Technologies Ltd. * (a)	2,300	115,000
TOTAL ISRAEL — (Cost $120,281)		115,000
TOTAL MIDDLE EAST — (Cost $120,281)		115,000

See Notes to Schedule of Investments.

2

	Shares	Value
COMMON STOCKS† — Continued
PACIFIC BASIN — 14.5%
AUSTRALIA — 4.7%
Aurizon Holdings Ltd.	22,994	$95,193
Macquarie Group Ltd.	4,421	177,494
Newcrest Mining Ltd.	2,748	67,055
TOTAL AUSTRALIA — (Cost $314,250)		339,742

HONG KONG — 4.2%
AIA Group Ltd.	31,600	125,701
China Merchants Holdings International Co., Ltd.	28,000	99,466
SJM Holdings Ltd.	29,000	79,648
TOTAL HONG KONG — (Cost $229,205)		304,815

SINGAPORE — 1.6%
Oversea-Chinese Banking Corp., Ltd.	15,000	118,531
TOTAL SINGAPORE — (Cost $112,976)		118,531

SOUTH KOREA — 1.4%
Samsung Electronics Co., Ltd., GDR 144A	158	104,912
TOTAL SOUTH KOREA — (Cost $64,436)		104,912

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,300	94,022
TOTAL TAIWAN — (Cost $79,561)		94,022

THAILAND — 1.3%
Bangkok Bank Public Co., Ltd.	12,600	92,958
TOTAL THAILAND — (Cost $53,781)		92,958
TOTAL PACIFIC BASIN — (Cost $854,209)		1,054,980
TOTAL COMMON STOCKS — (Cost $6,038,693)		7,142,090

PREFERRED STOCKS — 1.3%
EUROPE — 1.3%
GERMANY — 1.3%
ProSiebenSat.1 Media	2,801	95,803
TOTAL GERMANY — (Cost $57,379)		95,803
TOTAL EUROPE — (Cost $57,379)		95,803
TOTAL PREFERRED STOCKS — (Cost $57,379)		95,803

COLLATERAL FOR SECURITIES ON LOAN — 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.30%	102,750	102,750
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $102,750)		102,750

See Notes to Schedule of Investments.

3

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Bank & Trust Co. Euro Time Deposit, 0.01%, 02/01/2013	$71,000	$71,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $71,000)		71,000
TOTAL INVESTMENTS — (Cost $6,269,822) (b) — 101.7%		7,411,643
OTHER ASSETS LESS LIABILITIES — (1.7)%		(127,161)
NET ASSETS — 100.0%		$7,284,482

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 1.6%, Apparel 1.7%, Auto Manufacturers 3.2%, Auto Parts & Equipment 1.4%, Banks 13.7%, Beverages 2.5%, Chemicals 6.3%, Commercial Services 1.3%, Diversified Financial Services 2.4%, Electrical Component & Equipment 3.3%, Food 3.2%, Healthcare - Services 1.1%, Holding Companies - Diversified 1.4%, Home Builders 2.8%, Insurance 7.9%, Lodging 1.1%, Machinery - Construction & Mining 1.2%, Machinery - Diversified 2.3%, Media 3.0%, Mining 3.0%, Oil & Gas 6.3%, Oil & Gas Services 2.7%, Pharmaceuticals 8.7%, Photography 1.2%, Real Estate 3.9%, Retail 3.0%, Semiconductors 2.7%, Software 1.6%, Telecommunications Services 1.7%, Tobacco 1.8%, and Transportation 1.3%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of January 31, 2013, the market value of the securities loaned was $192,370.
(b)

At January 31, 2013, the cost of investment securities for tax purposes was $6,269,822. Net unrealized appreciation of investment securities for tax purposes was $1,141,821, consisting of unrealized gains of $1,260,285 on securities that had risen in value since their purchase and $118,464 in unrealized losses on securities that had fallen in value since their purchase.

144A	Securities Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2013 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 90.3%
AFRICA — 4.5%
SOUTH AFRICA — 4.5%
Aspen Pharmacare Holdings Ltd.*	67,199	$1,238,287
MTN Group Ltd.	46,175	903,889
TOTAL SOUTH AFRICA — (Cost $1,106,727)		2,142,176
TOTAL AFRICA — (Cost $1,106,727)		2,142,176

EUROPE — 7.3%
RUSSIA — 5.8%
LUKOIL, ADR	13,698	925,985
LUKOIL, ADR, (London Intl.)	1,339	90,382
Magnit OJSC, GDR 144A	24,700	1,098,162
Novolipetsk Steel, GDR 144A	28,900	612,680
TOTAL RUSSIA — (Cost $2,433,587)		2,727,209

TURKEY — 1.5%
Turkiye Garanti Bankasi AS	144,048	722,390
TOTAL TURKEY — (Cost $550,915)		722,390
TOTAL EUROPE — (Cost $2,984,502)		3,449,599

LATIN AMERICA — 23.5%
BRAZIL — 5.1%
Banco do Brasil SA	46,000	563,638
Cia Hering	30,000	570,668
Localiza Rent a Car SA	43,800	805,022
PDG Realty SA Empreendimentos e Participacoes	285,200	452,573
TOTAL BRAZIL — (Cost $2,218,207)		2,391,901

CHILE — 1.6%
Banco Santander Chile, ADR (a)	24,364	735,793
TOTAL CHILE — (Cost $642,593)		735,793

COLUMBIA — 2.2%
Pacific Rubiales Energy Corp.	45,200	1,054,546
TOTAL COLUMBIA — (Cost $1,085,485)		1,054,546

MEXICO — 9.9%
America Movil SAB de CV, Series L	1,177,600	1,485,592
Controladora Comercial Mexicana SAB de CV	210,100	765,571
Grupo Financiero Banorte SAB de CV, Series O	166,200	1,143,894
Mexichem SAB de CV	228,531	1,292,324
TOTAL MEXICO — (Cost $3,417,722)		4,687,381

PERU — 4.7%
Cia de Minas Buenaventura SA, ADR	19,400	574,046

See Notes to Schedule of Investments.

	Shares	Value
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
PERU — Continued
Credicorp Ltd. (a)	10,500	$1,645,665
TOTAL PERU — (Cost $1,757,823)		2,219,711
TOTAL LATIN AMERICA — (Cost $9,121,830)		11,089,332

OTHER AREAS — 7.8%
INDIA — 6.3%
Infrastructure Development Finance Co., Ltd.	330,765	1,057,154
Maruti Suzuki India Ltd.	32,159	959,510
Tata Steel Ltd.	127,088	972,693
TOTAL INDIA — (Cost $3,187,128)		2,989,357

UNITED STATES — 1.5%
Cognizant Technology Solutions Corp.*	9,200	719,256
TOTAL UNITED STATES — (Cost $721,667)		719,256
TOTAL OTHER AREAS — (Cost $3,908,795)		3,708,613

PACIFIC BASIN — 47.2%
CHINA — 11.7%
China Taiping Insurance Holdings Co., Ltd.*	402,400	850,937
CNOOC Ltd.	667,000	1,379,514
Industrial and Commercial Bank of China Ltd., H Shares	2,626,310	1,977,674
Lenovo Group Ltd. (a)	1,256,000	1,308,569
TOTAL CHINA — (Cost $4,086,522)		5,516,694

HONG KONG — 1.8%
SJM Holdings Ltd.	315,000	865,139
TOTAL HONG KONG — (Cost $440,967)		865,139

INDONESIA — 1.7%
Bank Mandiri Persero Tbk PT	865,500	804,186
TOTAL INDONESIA — (Cost $575,627)		804,186

MALAYSIA — 5.4%
Axiata Group Berhad	364,822	739,742
CIMB Group Holdings Berhad	368,986	856,257
Genting Malaysia Berhad	805,600	951,578
TOTAL MALAYSIA — (Cost $1,872,414)		2,547,577

SOUTH KOREA — 15.3%
Hyundai Mobis	4,946	1,294,497
Korean Reinsurance Co.	94,279	991,340
LG Chem Ltd.	2,359	659,656
Samsung Electronics Co., Ltd.	2,633	3,501,236

See Notes to Schedule of Investments.

	Shares	Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
SOUTH KOREA — Continued
Samsung Engineering Co., Ltd.	5,319	$759,560
TOTAL SOUTH KOREA — (Cost $5,186,204)		7,206,289

TAIWAN — 7.4%
Chinatrust Financial Holding Co., Ltd.	1,430,353	818,687
Simplo Technology Co., Ltd.	78,200	364,165
Taiwan Semiconductor Manufacturing Co., Ltd.	675,822	2,323,199
TOTAL TAIWAN — (Cost $2,478,171)		3,506,051

THAILAND — 3.9%
CP ALL PCL	600,900	942,055
Kasikornbank PCL	136,200	913,481
TOTAL THAILAND — (Cost $855,670)		1,855,536
TOTAL PACIFIC BASIN — (Cost $15,495,575)		22,301,472
TOTAL COMMON STOCKS — (Cost $32,617,429)		42,691,192

PREFERRED STOCKS — 10.4%
LATIN AMERICA — 10.4%
BRAZIL — 10.4%
AES Tiete SA	57,112	595,111
Itau Unibanco Holding SA	70,700	1,219,547
Petroleo Brasileiro SA	176,800	1,605,214
Vale SA	76,377	1,484,315
TOTAL BRAZIL — (Cost $5,713,778)		4,904,187
TOTAL LATIN AMERICA — (Cost $5,713,778)		4,904,187
TOTAL PREFERRED STOCKS — (Cost $5,713,778)		4,904,187

COLLATERAL FOR SECURITIES ON LOAN — 5.6%
State Street Navigator Securities Lending Prime Portfolio, 0.30%	2,627,441	2,627,441
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $2,627,441)		2,627,441
TOTAL INVESTMENTS — (Cost $40,958,648) (b) — 106.3%		50,222,820
OTHER ASSETS LESS LIABILITIES — (6.3)%		(2,960,457)
NET ASSETS — 100.0%		$47,262,363

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Manufacturers 2.0%, Auto Parts & Equipment 2.8%, Banks 22.4%, Chemicals 4.1%, Commercial Services 1.7%, Computers 4.3%, Diversified Financial Services 4.0%, Electric 1.3%, Electrical Component & Equipment 0.8%, Engineering Construction 1.6%, Food 2.3%, Healthcare - Products 2.6%, Insurance 3.9%, Iron/steel 6.5%, Lodging 3.8%, Mining 1.2%, Oil & Gas 10.7%, Real Estate 1.0%, Retail 3.6%, Semiconductors 12.3%, Telecommunications 6.6%, and Textiles 1.2%.

*	Non-income producing security.

See Notes to Schedule of Investments.

(a)	A portion of this security was held on loan. As of January 31, 2013, the market value of the securities loaned was $2,997,538.
(b)

At January 31, 2013, the cost of investment securities for tax purposes was $40,958,648. Net unrealized appreciation of investment securities for tax purposes was $9,264,172, consisting of unrealized gains of $11,602,951 on securities that had risen in value since their purchase and $2,338,779 in unrealized losses on securities that had fallen in value since their purchase.

144A	Securities Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1.  Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over the counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are recorded at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third-party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as Level 1. As of January 31, 2013, the Fund held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of January 31, 2013 in valuing each Fund’s investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$7,142,090	$—	$—	$7,142,090
Preferred Stocks	95,803	—	—	95,803
Short-Term Investments	—	71,000	—	71,000
Collateral for Securities on Loan	—	102,750	—	102,750
Total Investments	$7,237,893	$173,750	$—	$7,411,643
MCBT Global Emerging Markets Fund
Common Stocks	$42,691,192	$—	$—	$42,691,192
Preferred Stocks	4,904,187	—	—	4,904,187
Collateral for Securities on Loan	—	2,627,441	—	2,627,441
Total Investments	$47,595,379	$2,627,441	$—	$50,222,820

Effective July 31, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 of the fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended January 31, 2013.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: March 27, 2013	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 27, 2013	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date: March 27, 2013	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                        Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                     Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.